The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details)	Dec. 31, 2018	Dec. 31, 2017
Ghana
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	14.40%
Bottom of range
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.60%	1.10%
Bottom of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.10%
Discount rate applied to cash flow projections	11.00%	9.30%
Bottom of range | Ghana
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	3.80%
Top of range
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	4.80%	3.80%
Top of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	3.20%	3.20%
Discount rate applied to cash flow projections	10.30%	10.20%